STOCK-BASED COMPENSATION	6 Months Ended
Sep. 30, 2024
Share-Based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION

NOTE 8 - STOCK-BASED COMPENSATION

The Company established the Nordicus Partners Corporation 2024 Stock Incentive Plan (the “Plan”). This plan was effective on June 7, 2024 per the board of directors resolution. The purpose of the Plan is to promote the long-term growth and profitability of the Company by (i) providing key people with incentives to improve stockholder value and to contribute to the growth and financial success of the Company, and (ii) enabling the Company to attract, retain and reward the best-available persons.

The Plan permits the granting of stock options (including incentive stock options qualifying under Code Section 422 and nonqualified stock options), stock appreciation rights (SARs), restricted or unrestricted stock awards, restricted stock units, performance awards, other stock-based awards, or any combination of the foregoing.

Participation in the Plan shall be open to all employees, officers, directors, and consultants of the Company, or of any affiliate of the Company, as may be selected by the Company from time to time. However, only employees of the Company, and of any parent or subsidiary of the Company, shall be eligible for the grant of an incentive stock option. The grant of an award at any time to any person shall not entitle that person to a grant of an award at any future time.

The shares of Common Stock that may be issued with respect to awards granted under the Plan shall not exceed an aggregate of 7,000,000 shares of Common Stock. The maximum number of shares of Common Stock under the Plan that may be issued as incentive stock options shall be 7,000,000 shares. Regarding performance-based award limitations, the number of shares of Common Stock that may be granted in the form of options, SARs, restricted stock awards, restricted stock units, or performance award shares in a single fiscal year to a participant may not exceed 2,000,000 of each form.

As of September 30, 2024, no stock awards of any form have been granted under this plan.

On June 17, 2024, the Company’s board of directors cancelled the Company’s 2017 Non-Qualified Equity Incentive Plan (the “2017 Plan”). At the time there were no stock awards of any kind outstanding under the 2017 Plan.